Digital assets (Tables)	12 Months Ended
Dec. 31, 2025
Alternative Assets [Abstract]
Schedule of Holdings of Digital Assets	The Group's holdings of digital assets consist of the following:

	2025	2024
Digital assets - Bitcoin	$44,629	$—

Schedule of Movement in Digital Assets Holdings
The movement in the Group's digital assets holdings during the year ended December 31, 2025 was as follows:

	2025
	Number of Bitcoin	Amount
Balance at January 1	—	$—
Acquisition of digital assets	510.03	54,354
Revaluation adjustments	—	(9,725)
Balance at December 31	510.03	$44,629